787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Strategic Global Bond Fund, Inc.
(File No. 033-42681 and File No. 811-05603)

Ladies and Gentlemen:

On behalf of BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 14, 2016, to the Prospectus, dated April 29, 2016, for the Fund. The purpose of the filing is to submit the 497(e) filing dated October 14, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck
Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC